Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 97,063
Depreciation for year		(16,360)	$ (15,533)	$ (12,094)
Impairment for year		(8,424)	0	(757)
Ending balance		91,141	97,063
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		142,883	126,299
Additions		22,198	28,434
Additions acquired through business combinations	[1]	253	208
Disposals		(875)	(5,301)
Transfers		0	7
Foreign exchange movements		(8,005)	(6,764)
Ending balance		156,454	142,883	126,299
Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(45,820)	(37,217)
Depreciation for year		(16,360)	(15,533)
Impairment for year		(8,424)
Disposals		875	5,101
Foreign exchange movements		4,416	1,829
Ending balance		(65,313)	(45,820)	(37,217)
Freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		18,024
Ending balance		20,585	18,024
Freehold Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		18,024	19,569
Additions		3,455	0
Additions acquired through business combinations	[1]	0	0
Disposals		0	0
Transfers		0	0
Foreign exchange movements		(894)	(1,545)
Ending balance		20,585	18,024	19,569
Freehold Land | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(0)	(0)
Depreciation for year		0	0
Impairment for year		0
Disposals		0	0
Foreign exchange movements		0	0
Ending balance		(0)	(0)	(0)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		49,637
Ending balance		43,035	49,637
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		69,265	65,448
Additions		7,906	12,264
Additions acquired through business combinations	[1]	6	6
Disposals			(3,219)
Transfers		(302)	(2,383)
Foreign exchange movements		(3,081)	(2,851)
Ending balance		73,794	69,265	65,448
Leasehold Improvements | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(19,628)	(17,027)
Depreciation for year		(6,486)	(6,615)
Impairment for year		(6,949)
Disposals		0	3,095
Foreign exchange movements		2,304	919
Ending balance		(30,759)	(19,628)	(17,027)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		15,239
Ending balance		16,666	15,239
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		25,075	19,195
Additions		6,432	8,167
Additions acquired through business combinations	[1]	4	43
Disposals		(150)	(1,045)
Transfers		287	85
Foreign exchange movements		(2,001)	(1,370)
Ending balance		29,647	25,075	19,195
Fixtures and Fittings | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(9,836)	(7,701)
Depreciation for year		(3,943)	(3,589)
Impairment for year		(227)
Disposals		150	1,008
Foreign exchange movements		875	446
Ending balance		(12,981)	(9,836)	(7,701)
Motor Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		150
Ending balance		106	150
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		302	201
Additions		2	108
Additions acquired through business combinations	[1]	0	0
Disposals		(86)	0
Transfers		0	0
Foreign exchange movements		(9)	(7)
Ending balance		209	302	201
Motor Vehicles | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(152)	(130)
Depreciation for year		(38)	(29)
Impairment for year		0
Disposals		86	0
Foreign exchange movements		1	7
Ending balance		(103)	(152)	(130)
Plant Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		14,013
Ending balance		10,749	14,013
Plant Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		30,217	21,886
Additions		4,403	7,895
Additions acquired through business combinations	[1]	243	159
Disposals		(639)	(1,037)
Transfers		15	2,305
Foreign exchange movements		(2,020)	(991)
Ending balance		32,219	30,217	21,886
Plant Machinery and Equipment | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(16,204)	(12,359)
Depreciation for year		(5,893)	(5,300)
Impairment for year		(1,248)
Disposals		639	998
Foreign exchange movements		1,236	457
Ending balance		$ (21,470)	$ (16,204)	$ (12,359)

[1]	Note 31, Business combinations for details